Non-current assets by geographic area (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	$ 66,048	$ 62,845
Switzerland
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	56,680	60,231
United Kingdom
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	8,165	1,132
United States
Disclosure Of Detailed Information About Non-current Assets [Line Items]
Total non-current assets	$ 1,203	$ 1,482